Stock Plans (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Changes In Stock Options
Outstanding at beginning of year	485,468	776,348	40,000
Weighted Average Exercise Price, Outstanding at beginning of year	$ 7.64	$ 7.38	$ 17.45
Expired	(83,184)
Weighted Average Exercise Price, Expired	$ 6.63
Exercised	(362,284)	(290,880)
Weighted Average Exercise Price, Exercised	$ 6.78	$ 6.95
Outstanding at end of year	40,000	485,468	40,000
Weighted Average Exercise Price, Outstanding at end of year	$ 17.45	$ 7.64	$ 17.45
Options, Exercisable at end of year	40,000	485,468	40,000
Weighted Average Exercise Price, Exercisable at end of year	$ 17.45	$ 7.64	$ 17.45